UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	4/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for that series, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund
Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

ANNUAL REPORT April 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the four month period ended April 30, 2016. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Yield (%)	Effective Yield (%)
Institutional Shares	.11%	.11%
Hamilton Shares	.07%	.07%
Premier Shares	.01%	.01%

Money market yields rose slightly over the reporting period in response to a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

Effective April 2016, the fund’s name was changed from Dreyfus Institutional Treasury Prime Cash Advantage Fund to Dreyfus Institutional Treasury Securities Cash Advantage Fund.

Uneven U.S. Economic Recovery Continued

In January 2016, disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic instability continued to dampen manufacturing activity. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

Economic data generally remained positive in March, when 208,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw materials prices. Still, initial estimates showed just a 0.5% annualized GDP growth rate for the first quarter.

April saw the addition of a relatively mild 160,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales and housing starts. Inflation accelerated during the month to a 4.8% annualized rate, reflecting rebounding energy prices.

2

Gradual and Modest Rate Hikes Expected

Monetary policymakers refrained from implementing a second rate hike at its first three meetings in 2016. The Fed indicated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect additional rate hikes this year, those increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on U.S. Treasury obligations with sound liquidity characteristics.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
May 16, 2016

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.65	$.94	$.99
Ending value (after expenses)	$1,000.40	$1,000.20	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000	$.65	$.96	$1.01
Ending value (after expenses)	$1,024.22	$1,023.92	$1,023.87

† Expenses are equal to the fund’s annualized expense ratio of .13% for Institutional shares, .19% for Hamilton shares, and .20% for Premier shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS

April 30, 2016

U.S. Treasury Bills - 86.3%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
5/5/16	0.18	132,000,000		131,997,328
5/12/16	0.16	5,000,000		4,999,756
5/19/16	0.29	75,000,000		74,989,143
5/26/16	0.23	115,000,000		114,981,684
6/2/16	0.28	100,000,000		99,975,111
6/9/16	0.30	83,000,000		82,972,732
6/16/16	0.33	54,000,000		53,977,230
6/23/16	0.17	4,000,000		3,999,028
6/30/16	0.22	75,000,000		74,970,892
7/14/16	0.32	75,000,000		74,951,181
7/28/16	0.25	65,000,000		64,961,072
9/8/16	0.47	12,000,000		11,979,633
10/27/16	0.40	50,000,000		49,900,556
Total U.S. Treasury Bills (cost $844,655,346)				844,655,346
U.S. Treasury Floating Rate Notes - 8.2%
5/2/16	0.43	10,000,000	[a]	9,998,483
5/2/16	0.44	25,000,000	[a]	24,999,999
5/2/16	0.49	45,000,000	[a]	45,027,462
Total U.S. Treasury Floating Rate Notes (cost $80,025,944)				80,025,944
U.S. Treasury Notes - 5.1%
6/30/16	0.33	30,000,000		30,143,961
7/31/16	0.38	20,000,000		20,055,594
Total U.S. Treasury Notes (cost $50,199,555)				50,199,555
Total Investments (cost $974,880,845)		99.6%		974,880,845
Cash and Receivables (Net)		.4%		3,671,374
Net Assets		100.0%		978,552,219

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	86.3
U.S. Treasury Floating Rate Notes	8.2
U.S. Treasury Notes	5.1
99.6

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	974,880,845	974,880,845
Cash		1,306,275
Receivable for investment securities sold		26,999,989
Interest receivable		528,493
		1,003,715,602
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		162,773
Payable for investment securities purchased		25,000,610
		25,163,383
Net Assets ($)		978,552,219
Composition of Net Assets ($):
Paid-in capital		978,551,780
Accumulated net realized gain (loss) on investments		439
Net Assets ($)		978,552,219

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	366,821,907	143,388,043	468,342,269
Shares Outstanding	366,825,000	143,387,980	468,338,800
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

	Four Months Ended April 30, 2016[a]	Year Ended December 31, 2015
Investment Income ($):
Interest Income	746,445	292,158
Expenses:
Management fee—Note 2(a)	451,472	1,173,340
Service Plan fees—Note 2(b)	436,020	1,157,007
Legal fees—Note 2(a)	3,920	8,237
Trustees’ fees—Note 2(a,c)	1,488	9,164
Total Expenses	892,900	2,347,748
Less—reduction in expenses due to undertaking—Note 2(a)	(294,498)	(2,041,560)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(1,488)	(9,164)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(3,920)	(8,237)
Net Expenses	592,994	288,787
Investment Income—Net	153,451	3,371
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,606	5,630
Net Increase in Net Assets Resulting from Operations	157,057	9,001

[a]The fund has changed its fiscal year end from December 31 to April 30.

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Four
	Months Ended	Year Ended December 31,
	April 30, 2016[a]	2015	2014
Operations ($):
Investment income—net	153,451	3,371	271
Net realized gain (loss) on investments	3,606	5,630	(5,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	157,057	9,001	(4,962)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(133,175)	(1,525)	(123)
Hamilton Shares	(5,291)	(18)	(1)
Premier Shares	(14,985)	(1,828)	(147)
Total Dividends	(153,451)	(3,371)	(271)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	232,454,704	829,592,094	797,188,999
Hamilton Shares	317,196,394	77,245,687	71,841,002
Premier Shares	348,401,535	1,177,535,708	1,125,681,879
Dividends reinvested:
Institutional Shares	33,566	425	32
Hamilton Shares	70	1	-
Premier Shares	8	-	-
Cost of shares redeemed:
Institutional Shares	(217,028,504)	(814,175,996)	(803,994,062)
Hamilton Shares	(178,203,244)	(79,739,163)	(71,942,421)
Premier Shares	(281,152,756)	(1,160,835,296)	(1,163,368,383)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	221,701,773	29,623,460	(44,592,954)
Total Increase (Decrease) in Net Assets	221,705,379	29,629,090	(44,598,187)
Net Assets ($):
Beginning of Period	756,846,840	727,217,750	771,815,937
End of Period	978,552,219	756,846,840	727,217,750
[a] The fund has changed its fiscal year end from December 31 to April 30.

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Four Months Ended	Year Ended December 31,
Institutional Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04[c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.16[e]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16[e]	.04	.03	.05	.07	.07
Ratio of net investment income to average net assets	.11[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	366,822	351,361	335,941	342,749	273,337	579,982

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Four Months Ended	Year Ended December 31,
Hamilton Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02 [c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.20	.20	.20	.20	.20
Ratio of net expenses to average net assets	.20 [e]	.04	.03	.06	.08	.08
Ratio of net investment income to average net assets	.08[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	143,388	4,395	6,888	6,990	43,442	24,633

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

10

	Four Months Ended	Year Ended December 31,
Premier Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[e]	.45	.45	.45	.45	.45
Ratio of net expenses to average net assets	.25[e]	.04	.03	.05	.08	.07
Ratio of net investment income to average net assets	.01[e]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	468,342	401,092	384,388	422,077	332,522	244,127

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
d Not annualized.
e Annualized.
See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective January 1, 2016, a change in the fund’s fiscal year end from December 31 to April 30. The Board also approved, effective April 15, 2016, a proposal to change the name of the fund from “Dreyfus Institutional Treasury Prime Cash Advantage Fund” to “Dreyfus Institutional Treasury Securities Cash Advantage Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

12

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	974,880,845
Level 3 - Significant Unobservable Inputs	-
Total	974,880,845
† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

14

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

The tax period ended April 30, 2016 and each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016, December 31, 2015 and December 31, 2014 were all ordinary income.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .16% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the Trustees’ fees and expenses of independent counsel. Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the periods ended April 30, 2016 and December 31, 2015, fees reimbursed by Dreyfus amounted to $5,408 and $17,401, respectively.

As to the fund, unless Dreyfus gives the fund’s investors 90 days notice to the contrary, Dreyfus, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares and Premier shares, Service Plan expenses.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above

15

NOTES TO FINANCIAL STATEMENTS (continued)

a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $294,498 and $2,041,560 during the periods ended April 30, 2016 and December 31, 2015, respectively.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .04% and .29% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2016, Hamilton shares and Premier shares were charged $2,682 and $433,338, respectively, pursuant to the Service Plan. During the period ended December 31, 2015, Hamilton shares and Premier shares were charged $1,857 and $1,155,150, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,095 and Service Plan fees $113,416, which are offset against an expense reimbursement currently in effect in the amount of $66,738.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

16

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Treasury Securities Cash Advantage Fund

We have audited the accompanying statement of asset and liabilities, including the statement of investments, of Dreyfus Institutional Treasury Securities Cash Advantage Fund, formerly, Dreyfus Institutional Treasury Prime Cash Advantage Fund (one of the series comprising Dreyfus Institutional Reserves Funds) as of April 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Treasury Securities Cash Advantage Fund at April 30, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2016

17

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended April 30, 2016 as qualifying "interest-related dividends." For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal period ended April 30, 2016 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

18

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was at or within one basis point of the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential

20

economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

21

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Gordon J. Davis (74)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

———————

22

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Roslyn M. Watson (66)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 63

———————

Benaree Pratt Wiley (69)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 35

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 35

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

24

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

25

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6564AR0416A

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

ANNUAL REPORT April 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury and Agency Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Treasury and Agency Cash Advantage Fund covers the four month period ended April 30, 2016. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Yield (%)	Effective Yield (%)
Institutional Shares	.20%	.20%
Hamilton Shares	.15%	.15%
Premier Shares	.01%	.01%
Classic Shares	.01%	.01%
Agency Shares	.06%	.06%

Money market yields rose slightly over the reporting period in response to a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

Uneven U.S. Economic Recovery Continued

In January 2016, disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic instability continued to dampen manufacturing activity. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

Economic data generally remained positive in March, when 208,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw materials prices. Still, initial estimates showed just a 0.5% annualized GDP growth rate for the first quarter.

April saw the addition of a relatively mild 160,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales and housing starts. Inflation accelerated during the month to a 4.8% annualized rate, reflecting rebounding energy prices.

2

Gradual and Modest Rate Hikes Expected

Monetary policymakers refrained from implementing a second rate hike at the Fed’s first three meetings in 2016. The Fed indicated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect additional rate hikes this year, those increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on U.S. government obligations with sound liquidity characteristics.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
May 16, 2016

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury and Agency Cash Advantage Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000†	$ .65	$ .80	$ 1.14	$ 1.24	$ 1.24
Ending value (after expenses)	$ 1,000.70	$ 1,000.50	$ 1,000.20	$ 1,000.10	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000	$ .65	$ .81	$ 1.16	$ 1.26	$ 1.26
Ending value (after expenses)	$ 1,024.22	$ 1,024.07	$ 1,023.72	$ 1,023.62	$ 1,023.62

† Expenses are equal to the fund’s annualized expense ratio of .13% for Institutional shares, .16% for Hamilton shares, .23% for Agency shares, .25% for Premier shares and .25% for Classic shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

April 30, 2016

U.S. Treasury Bills - 6.9%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
10/20/16 (cost $49,917,583)	0.35	50,000,000		49,917,583
U.S. Treasury Floating Rate Notes - 10.4%
5/2/16 (cost $75,017,927)	0.51	75,000,000	[a]	75,017,927
U.S. Treasury Notes - 13.8%
6/30/16	0.58	40,000,000		40,172,104
9/30/16	0.64	60,000,000		60,085,484
Total U.S. Treasury Notes (cost $100,257,588)				100,257,588
Repurchase Agreements - 44.4%
ABN AMRO Bank N.V.	0.30	55,000,000		55,000,000
dated 4/29/16, due 5/2/16 in the amount of $55,001,375 (fully collateralized by $54,555,232 U.S. Treasuries (including strips), 1.38%-2.25%, due 10/31/17-3/31/21, value $56,096,486)
Bank of Nova Scotia	0.28	100,000,000		100,000,000
dated 4/29/16, due 5/2/16 in the amount of $100,002,333 (fully collateralized by $90,739,370 U.S. Treasuries (including strips), 0%-8.50%, due 6/9/16-2/15/44, value $102,033,263)
Citibank, NA	0.29	100,000,000		100,000,000
dated 4/29/16, due 5/2/16 in the amount of $100,002,417 (fully collateralized by $89,426,200 U.S. Treasuries (including strips), 0.13%-8.75%, due 5/15/17-2/15/42, value $102,000,065)

5

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 44.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB	0.29	66,000,000	66,000,000
dated 4/29/16, due 5/2/16 in the amount of $66,001,595 (fully collateralized by $62,353,619 U.S. Treasuries (including strips) 0%-9.13%, due 4/30/16-11/15/45, value $67,300,140)
Total Repurchase Agreements (cost $321,000,000)			321,000,000
Total Investments (cost $546,193,098)		75.5%	546,193,098
Cash and Receivables (Net)		24.5%	176,946,089
Net Assets		100.0%	723,139,187

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	44.4
U.S. Treasury Notes	13.8
U.S. Treasury Floating Rate Notes	10.4
U.S. Treasury Bills	6.9
75.5

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $321,000,000)—Note 1(b)	546,193,098	546,193,098
Cash		1,183,000
Receivable for investment securities sold		175,000,095
Interest receivable		920,171
Receivable for shares of Beneficial Interest subscribed		440
		723,296,804
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		157,379
Payable for shares of Beneficial Interest redeemed		238
		157,617
Net Assets ($)		723,139,187
Composition of Net Assets ($):
Paid-in capital		723,139,187
Net Assets ($)		723,139,187

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Net Assets ($)	136,056,066	160,133,260	3,990,067	420,212,000	2,747,794
Shares Outstanding	135,933,229	159,997,251	3,986,464	419,834,113	2,745,313
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

	Four Months Ended April 30, 2016[a]	Year Ended December 31, 2015
Investment Income ($):
Interest Income	875,052	756,980
Expenses:
Management fee—Note 2(a)	363,460	1,259,895
Service Plan fees—Note 2(b)	481,294	1,733,671
Legal fees—Note 2(a)	4,199	11,822
Trustees’ fees—Note 2(a,c)	1,440	14,749
Total Expenses	850,393	3,020,137
Less—reduction in expenses due to undertaking—Note 2(a)	(173,144)	(2,244,496)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(1,440)	(14,749)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(4,199)	(11,822)
Net Expenses	671,610	749,070
Investment Income—Net	203,442	7,910
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	-	88,660
Net Increase in Net Assets Resulting from Operations	203,442	96,570

[a]	The fund has changed its fiscal year end from December 31 to April 30.

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Four
	Months Ended	Year Ended December 31,
	April 30, 2016[a]	2015	2014
Operations ($):
Investment income—net	203,442	7,910	410
Net realized gain (loss) on investments	-	88,660	242,983
Net Increase (Decrease) in Net Assets Resulting from Operations	203,442	96,570	243,393
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(113,215)	(4,400)	(55)
Hamilton Shares	(74,438)	(3,067)	(62)
Agency Shares	(723)	(38)	–
Premier Shares	(14,979)	(5,060)	(221)
Classic Shares	(87)	(30)	(72)
Total Dividends	(203,442)	(12,595)	(410)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	925,846,316	3,351,472,318	1,113,562,215
Hamilton Shares	379,610,525	879,654,788	943,881,071
Agency Shares	1,224,492	3,691,369	14,334,540
Premier Shares	488,162,282	2,765,906,976	3,295,113,278
Classic Shares	243,790	74,032,072	556,933,762
Dividends reinvested:
Institutional Shares	40,972	2,244	22
Hamilton Shares	3,340	119	9
Premier Shares	5	2	2
Classic Shares	5	4	70
Cost of shares redeemed:
Institutional Shares	(916,629,759)	(3,426,115,848)	(1,087,033,955)
Hamilton Shares	(414,615,239)	(902,558,589)	(966,300,790)
Agency Shares	(928,505)	(4,505,567)	(13,240,871)
Premier Shares	(550,608,564)	(2,951,425,461)	(3,721,088,659)
Classic Shares	(66,868)	(84,557,467)	(738,494,124)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(87,717,208)	(294,403,040)	(602,333,430)
Total Increase (Decrease) in Net Assets	(87,717,208)	(294,319,065)	(602,090,447)
Net Assets ($):
Beginning of Period	810,856,395	1,105,175,460	1,707,265,907
End of Period	723,139,187	810,856,395	1,105,175,460
[a] The fund has changed its fiscal year end from December 31 to April 30.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Four Months Ended	Year Ended December 31,
Institutional Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07[c]	.00[d]	.00[d]	.00[d]	.01	.01
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.14[e]	.14	.14	.14	.14	.14
Ratio of net expenses to average net assets	.14[e]	.08	.06	.07	.12	.10
Ratio of net investment income to average net assets	.20[e]	.00[d]	.00[d]	.00[d]	.02	.01
Net Assets, end of period ($ x 1,000)	136,056	126,785	201,407	174,820	112,618	125,472

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

	Four Months Ended	Year Ended December 31,
Hamilton Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05 [c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.19[e]	.19	.19	.19	.19	.19
Ratio of net expenses to average net assets	.19 [e]	.08	.06	.07	.14	.10
Ratio of net investment income to average net assets	.14[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	160,133	195,153	218,027	240,368	129,501	281,715

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Four Months Ended	Year Ended December 31,
Agency Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.29[e]	.29	.29	.29	.29	.29
Ratio of net expenses to average net assets	.28[e]	.08	.06	.08	.14	.12
Ratio of net investment income to average net assets	.06[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	3,990	3,693	4,507	3,412	3,467	3,464

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

12

	Four Months Ended	Year Ended December 31,
Premier Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44[e]	.44	.44	.44	.44	.44
Ratio of net expenses to average net assets	.33[e]	.08	.06	.08	.14	.09
Ratio of net investment income to average net assets	.01[e]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	420,212	482,654	668,132	1,093,976	819,532	1,024,524

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Four Months Ended	Year Ended December 31,
Classic Shares	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[c]	.00[d]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[e]	.69	.69	.69	.69	.69
Ratio of net expenses to average net assets	.33[e]	.09	.06	.08	.14	.10
Ratio of net investment income to average net assets	.01[e]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	2,748	2,570	13,102	194,691	164,935	203,642

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury and Agency Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective January 1, 2016, a change in the fund’s fiscal year end from December 31 to April 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

15

NOTES TO FINANCIAL STATEMENTS (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	546,193,098
Level 3 - Significant Unobservable Inputs	-
Total	546,193,098
† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC

17

NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

The tax period ended April 30, 2016 and each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016, December 31, 2015 and December 31, 2014 were all ordinary income.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses, except management fees, Rule 12b-1 fees and

18

certain other expenses, including the Trustees’ fees and expenses of independent counsel. Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the periods ended April 30, 2016 and December 31, 2015, fees reimbursed by Dreyfus amounted to $5,639 and $26,571, respectively.

As to the fund, unless Dreyfus gives the fund’s investors 90 days notice to the contrary, Dreyfus, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage commissions and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $173,144 and $2,244,496, during the periods ended April 30, 2016 and December 31, 2015, respectively.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2016, Hamilton shares, Agency shares, Premier shares and Classic shares were charged $26,081, $1,829, $448,515 and $4,869, respectively, pursuant to the Service Plan. During the period ended December 31, 2015, Hamilton shares, Agency shares, Premier shares and Classic shares were charged $84,803, $5,664, $1,575,607 and $67,597, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,033 and Service Plan fees $113,124, which are offset against an expense reimbursement currently in effect in the amount of $31,778.

19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Treasury and Agency Cash Advantage Fund

We have audited the accompanying statement of asset and liabilities, including the statement of investments, of Dreyfus Institutional Treasury and Agency Cash Advantage Fund (one of the series comprising Dreyfus Institutional Reserves Funds) as of April 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Treasury and Agency Cash Advantage Fund at April 30, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2016

21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended April 30, 2016 as qualifying “interest-related dividends”.

22

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods. The fund ranked in the first quartile of the Performance Universe in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the unitary fee structure and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

24

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

26

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Gordon J. Davis (74)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

———————

27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Roslyn M. Watson (66)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 63

———————

Benaree Pratt Wiley (69)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

28

INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 35

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 35

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

30

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

31

NOTES

32

NOTES

33

For More Information

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
00 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Agency: DGYXX Premier: DRRXX Classic: DSSXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6549AR0416

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $66,062 in 2015 and $67,712 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,546 in 2015 and $0 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,958 in 2015 and $5,017 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $35 in 2015 and $0 in 2016.  These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,055,582 in 2015 and $19,046,287 in 2016.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)